GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of changes in the carrying amount of goodwill

	Russian Search and Portal	Russian E-commerce	Other	Total	Total
	RUR	RUR	RUR	RUR	$
Balance as of January 1, 2013	750	—	—	750
Goodwill acquired	—	—	2,140	2,140
Goodwill disposed	—	—	—	—
Foreign currency translation adjustment	25	—	—	25

Balance as of December 31, 2013	775	—	2,140	2,915	51.8

Goodwill acquired	454	106	5,168	5,728	101.8
Goodwill disposed	(75)	—	—	(75)	(1.3)
Foreign currency translation adjustment	352	—	—	352	6.3

Balance as of December 31, 2014	1,506	106	7,308	8,920	158.6

Schedule of intangible assets, net of amortization

	2013			2014
	Cost	Less: Accumulated amortization	Net carrying value	Cost	Less: Accumulated amortization	Net carrying value	Net carrying value
	RUR	RUR	RUR	RUR	RUR	RUR	$
Content and software	489	(173)	316	965	(385)	580	10.3
Patents and licenses	167	(106)	61	269	(147)	122	2.2
Customer relationships	71	(18)	53	417	(45)	372	6.6
Contracts with suppliers	23	(22)	1	—	—	—	—
Non-compete agreements	14	(1)	13	26	(8)	18	0.3
Trade names and domain names	224	(4)	220	1,181	(66)	1,115	19.8
Workforce	—	—	—	232	(14)	218	3.9

Total intangible assets	988	(324)	664	3,090	(665)	2,425	43.1

Schedule of estimated amortization expense for intangible assets

        Estimated amortization expense over the next five years for intangible assets included in the accompanying consolidated balance sheet as of December 31, 2014 are as follows:

	RUR	$
For the year ending December 31, 2015	427	7.6
For the year ending December 31, 2016	408	7.3
For the year ending December 31, 2017	340	6.0
For the year ending December 31, 2018	304	5.4
For the year ending December 31, 2019	222	3.9
Thereafter	724	12.9

Total	2,425	43.1